Stock-Based Compensation - Schedule of Share Based Compensation Stock Options Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Stock-based compensation
Non-vested Options outstanding
Weighted-average grant date fair value, per share
Granted	3,042,652	245,165
Weighted-average grant date fair value, granted	$ 2.94	$ 0.61
Vested	3,041,452	245,165
Weighted-average grant date fair value, vested	$ 2.93	$ 0.61
Non-vested Options outstanding	1,200
Weighted-average grant date fair value, per share	$ 4.29
Options outstanding	245,165
Weighted-average exercise price, per share	$ 0.01
Weighted average remaining contractual term	6 years 1 month 20 days	6 years 7 months 24 days
Aggregate intrinsic value, outstanding	$ 1,505,313
Of which vested	245,165
Weighted-average exercise price, vested, per share	$ 0.01
Weighted average remaining contractual term, vested		6 years 7 months 24 days
Aggregate intrinsic value, vested	$ 1,505,313
Weighted-average exercise price, granted, per share	$ 0.01	$ 0.01
Exercised or converted	(2,647,019)
Weighted-average exercise price, exercised or converted, per share	$ 0.01
Aggregate intrinsic value, exercised or converted, outstanding	$ 9,471,366
Forfeited or cancelled	(65,774)
Weighted-average exercise price, forfeited or cancelled, per share	$ 0.01
Options outstanding	575,024	245,165
Weighted-average exercise price, per share	$ 0.04	$ 0.01
Aggregate intrinsic value, outstanding	$ 2,152,900	$ 1,505,313
Of which vested	573,824	245,165
Weighted-average exercise price, vested, per share	$ 0.04	$ 0.01
Aggregate intrinsic value, vested	$ 2,148,376	$ 1,505,313
Class F Shares
Stock-based compensation
Granted	23	23
Weighted-average grant date fair value, granted		$ 2.35
Vested		23
Weighted-average grant date fair value, vested		$ 2.35
Options outstanding		77
Weighted-average exercise price, per share		$ 0.05
Weighted average remaining contractual term			6 years 2 months 8 days
Aggregate intrinsic value, outstanding		$ 19
Of which vested		77
Weighted-average exercise price, vested, per share		$ 0.05
Weighted average remaining contractual term, vested			6 years 2 months 8 days
Aggregate intrinsic value, vested		$ 19
Weighted-average exercise price, granted, per share	$ 0.05
Exercised or converted		(100)
Weighted-average exercise price, exercised or converted, per share	$ 0	$ 0.05
Aggregate intrinsic value, exercised or converted, outstanding		$ 118
Options outstanding			77
Weighted-average exercise price, per share			$ 0.05
Aggregate intrinsic value, outstanding			$ 19
Of which vested	0		77
Weighted-average exercise price, vested, per share			$ 0.05
Aggregate intrinsic value, vested			$ 19